UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON D.C. 20549
                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
Check here if Amendment[ ]
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stack Financial Management, Inc.
Address:  2472 Birch Glen, Suite A
          Whitefish, MT 59937

13F File Number:  28-11071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:	Catherine M. Hetrick
Title:	Chief Compliance Officer
Phone:	406-862-8000



Signature, Place, and Date of Signing:
Catherine M. Hetrick, Whitefish, Montana, August 8, 2008

Report Type (Check only one.):
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total:  $175,085 (x1000)

                                                   FORM 13F INFORMATION TABLE

                                                               VALUE  SHARES/ SH/ PUT/ INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP    (x$1000) PRN AMT PRN CALL DSCRETN  MANAGERS   SOLE    SHARED   NONE
----------------------------   ----------------   ---------  -------- ------- --- ---- -------  --------  ------   ------  ------
3M CO                          COM                88579Y101     3945    56695 SH       SOLE                 56375             320
ABBOTT LABS                    COM                002824100     6424   121271 SH       SOLE                120671             600
AFLAC INC                      COM                001055102     6977   111099 SH       SOLE                110204             895
APACHE CORP                    COM                037411105      577     4150 SH       SOLE                  4150               0
AUTOMATIC DATA PROCESSING IN   COM                053015103     5598   133608 SH       SOLE                132448            1160
BCE INC                        COM NEW            05534B760     2281    65515 SH       SOLE                 65160             355
BP PLC                         SPONSORED ADR      055622104      278     4000 SH       SOLE                  4000               0
COCA COLA CO                   COM                191216100     4809    92513 SH       SOLE                 92028             485
CONOCOPHILLIPS                 COM                20825C104     8083    85630 SH       SOLE                 85143             487
DEVON ENERGY CORP NEW          COM                25179M103     3497    29106 SH       SOLE                 28936             170
DIAGEO P L C                   SPON ADR NEW       25243Q205     4419    59818 SH       SOLE                 59518             300
ENCANA CORP                    COM                292505104     3016    33171 SH       SOLE                 32951             220
EQUITABLE RES INC              COM                294549100     1122    16240 SH       SOLE                 16240               0
GLAXOSMITHKLINE PLC            SPONSORED ADR      37733W105     5154   116564 SH       SOLE                115964             600
JOHNSON & JOHNSON              COM                478160104     6320    98222 SH       SOLE                 97697             525
LABORATORY CORP AMER HLDGS     COM NEW            50540R409     6696    96165 SH       SOLE                 95355             810
MICROSOFT CORP                 COM                594918104    11648   423400 SH       SOLE                420355            3045
ISHARES INC                    MSCI JAPAN         464286848    15759  1263766 SH       SOLE               1255916            7850
NEWMONT MINING CORP            COM                651639106      509     9750 SH       SOLE                  9750               0
PAYCHEX INC                    COM                704326107     4646   148540 SH       SOLE                147740             800
PEPSICO INC                    COM                713448108     5997    94301 SH       SOLE                 93531             770
SIGMA ALDRICH CORP             COM                826552101     7187   133434 SH       SOLE                132474             960
SPECTRA ENERGY CORP            COM                847560109     5499   191325 SH       SOLE                189580            1745
STRYKER CORP                   COM                863667101     6125    97400 SH       SOLE                 96550             850
SYSCO CORP                     COM                871829107     7291   265040 SH       SOLE                262790            2250
SCHWAB CHARLES CORP NEW        COM                808513105     6536   318200 SH       SOLE                315425            2775
SOUTHERN CO                    COM                842587107     4477   128215 SH       SOLE                127565             650
UNITED PARCEL SERVICE INC      CL B               911312106     4812    78275 SH       SOLE                 77550             725
VARIAN MED SYS INC             COM                92220P105     6410   123625 SH       SOLE                122610            1015
VERIZON COMMUNICATIONS         COM                92343V104     5915   167095 SH       SOLE                166220             875
WALGREEN CO                    COM                931422109     4365   134274 SH       SOLE                132869            1405
WASTE MGMT INC DEL             COM                94106L109     4721   125192 SH       SOLE                124522             670
WATERS CORP                    COM                941848103     3994    61915 SH       SOLE                 61365             550